Note 19 - Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of options	Weighted average exercise price in RMB	Aggregate Intrinsic Value RMB
Outstanding as of January 1, 2015	82,247,600	0.88	96,658
Exercised	(6,754,720)	0.24
Forfeited	(429,328)	0.17
Outstanding as of December 31, 2015	75,063,552	0.90	148,348
Exercised	(2,597,400)	0.45
Forfeited	(147,994)	0.01
Outstanding as of December 31, 2016	72,318,158	0.92	141,274
Exercised	(69,118,158)	0.96
Forfeited	(400,000)	0.01
Outstanding as of December 31, 2017	2,800,000	1.17	16,422
Exercisable as of December 31, 2017	2,800,000	1.17	16,422

Schedule of Share-based Compensation Options Grants in Period Grant Date Fair Value and Intrinsic Value [Table Text Block]
	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Weighted-average grant-date fair value per share of options granted	—	—	—
Total intrinsic value of options exercised	17,399	6,406	270,419
Total fair value of share options vested	38,178	13,631	—

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
	Options outstanding	Weighted average remaining contractual life (Years)	Weighted average exercise price in RMB	Options Exercisable

2012 Options G	2,800,000	4.25	1.1683	2,800,000